Segment Information - Summary of Non-current Assets by Country (Details) - Property Plant And Equipment And Right Of Use Assets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 332,595	$ 339,754
Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	127,151	114,764
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	92,694	103,791
US
Disclosure Of Operating Segments [Line Items]
Non-current assets	79,455	88,983
The Netherlands
Disclosure Of Operating Segments [Line Items]
Non-current assets	32,002	29,349
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 1,293	$ 2,867